Schedule of Change In Fair Value Of Pension Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 20,363	$ 19,357
Purchases, sales, settlements, net		441
Actual return on plan assets held at period end	2,879	565
Balance at end of year	23,242	20,363
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	38,264	21,764
Purchases, sales, settlements, net		15,600
Actual return on plan assets held at period end	955	900
Balance at end of year	$ 39,219	$ 38,264